UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28- 7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            5/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $108,101,613.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
BP                               COMMON         556221074 5,324,631   93,300          SOLE       NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 4,722,908  112,050          SOLE       NONE        x      0    0
PEPSICO INC                      COMMON         713448108 4,663,420   70,487          SOLE       NONE        x      0    0
TEVA                             COMMON         881624209 4,538,606   71,950          SOLE       NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,521,494   61,425          SOLE       NONE        x      0    0
PFIZER                           COMMON         717081103 4,215,933  245,827          SOLE       NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,138,255   76,225          SOLE       NONE        x      0    0
IBM                              COMMON         459200101 4,050,135   31,580          SOLE       NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 4,039,526  221,952          SOLE       NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,696,975  165,858          SOLE       NONE        x      0    0
SYSCO CORP                       COMMON         871829107 3,673,488  124,525          SOLE       NONE        x      0    0
JOY GLOBAL                       COMMON         481165108 3,036,054   53,650          SOLE       NONE        x      0    0
CISCO                            COMMON         17275R102 2,970,544  114,120          SOLE       NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,933,478   61,940          SOLE       NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 2,923,249   65,324          SOLE       NONE        x      0    0
DONALDSON                        COMMON         257651109 2,900,088   64,275          SOLE       NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 2,892,179   16,950          SOLE       NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,817,097   44,525          SOLE       NONE        x      0    0
NUCOR                            COMMON         670346105 2,675,151   58,950          SOLE       NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,664,732   39,784          SOLE       NONE        x      0    0
AT&T                             COMMON         00206R102 2,602,656  100,722          SOLE       NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,493,400   65,000          SOLE       NONE        x      0    0
SMITH INT'L                      COMMON         832110100 2,454,657   57,325          SOLE       NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,384,424   68,400          SOLE       NONE        x      0    0
CVS                              COMMON         126650100 2,347,152   64,200          SOLE       NONE        x      0    0
MICROSOFT                        COMMON         594918104 2,298,445   78,472          SOLE       NONE        x      0    0
STRYKER                          COMMON         863667101 2,285,939   39,950          SOLE       NONE        x      0    0
XBI                              COMMON         78463X301 1,940,881   32,375                     NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,894,656   61,675          SOLE       NONE        x      0    0
NOKIA                            COMMON         654902204 1,665,018  107,144          SOLE       NONE        x      0    0
ECANA                            COMMON         292505104 1,594,166   51,375          SOLE       NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,504,275   46,500          SOLE       NONE        x      0    0
PHILIP MORRIS INT'L              COMMON         718172109 1,358,768   26,050          SOLE       NONE        x      0    0
VAW                              COMMON         92204A801 1,140,266   16,110          SOLE       NONE        x      0    0
PRAXAIR                          COMMON         74005P104 1,118,425   13,475          SOLE       NONE        x      0    0
COCA COLA CO.                    COMMON         191216100   979,000   17,800          SOLE       NONE        x      0    0
BARCLAYS                         COMMON         06738E204   912,956   41,975          SOLE       NONE        x      0    0
KIMBERLY CLARK                   COMMON         494368103   729,408   11,600          SOLE       NONE        x      0    0
UNITED PARCEL                    COMMON         911312106   665,805   10,500          SOLE       NONE        x      0    0
3M                               COMMON         88579Y101   635,132    7,600          SOLE       NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   608,800   16,348          SOLE       NONE        x      0    0
ALTRIA                           COMMON         02209s103   544,806   26,550          SOLE       NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104   286,880    4,400          SOLE       NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   257,757   10,184          SOLE       NONE        x      0    0